Contingent consideration liabilities - Disclosure of sensitivity of key model input to measure contingent consideration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shionogi ViiV healthcare | 10% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	£ 573	£ 539
Shionogi ViiV healthcare | 15% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	857	807
Shionogi ViiV healthcare | 10% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(572)	(539)
Shionogi ViiV healthcare | 15% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(856)	(808)
Shionogi ViiV healthcare | 1% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(180)	(174)
Shionogi ViiV healthcare | 1.5% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(267)	(256)
Shionogi ViiV healthcare | 1% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	194	184
Shionogi ViiV healthcare | 1.5% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	298	281
Shionogi ViiV healthcare | 10 cent appreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	431	386
Shionogi ViiV healthcare | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	677	604
Shionogi ViiV healthcare | 10 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(368)	(330)
Shionogi ViiV healthcare | 15 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(533)	(478)
Shionogi ViiV healthcare | 10 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	77	91
Shionogi ViiV healthcare | 15 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	123	144
Shionogi ViiV healthcare | 10 cent depreciation of the Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(65)	(79)
Shionogi ViiV healthcare | 15 cent depreciation of the Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(95)	(113)
Affinivax
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success		75
10% decrease in probability of milestone success	(73)	(75)
Affinivax | 1% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate		(12)
Affinivax | 1.5% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(20)	(18)
Affinivax | 1% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	14	13
Affinivax | 1.5% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	21	19
Affinivax | 10 cent appreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	43	44
Affinivax | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	68	69
Affinivax | 10 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(37)	(38)
Affinivax | 15 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(54)	(54)
Novartis vaccines
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success	22	21
10% decrease in probability of milestone success	(11)	(10)
Novartis vaccines | 10% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	83	63
Novartis vaccines | 15% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	125	94
Novartis vaccines | 10% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(83)	(62)
Novartis vaccines | 15% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(125)	(92)
Novartis vaccines | 1% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(38)	(26)
Novartis vaccines | 1.5% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(55)	(38)
Novartis vaccines | 1% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	43	30
Novartis vaccines | 1.5% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	67	47
Novartis vaccines | 10 cent appreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	14	11
Novartis vaccines | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	22	17
Novartis vaccines | 10 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(12)	(8)
Novartis vaccines | 15 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(17)	(12)
Novartis vaccines | 10 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	22	19
Novartis vaccines | 15 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	35	30
Novartis vaccines | 10 cent depreciation of the Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(19)	(16)
Novartis vaccines | 15 cent depreciation of the Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	£ (27)	£ (22)